Accounts receivable (Tables)	12 Months Ended
Mar. 30, 2013
Receivables [Abstract]
Summary of Accounts Receivables

Accounts receivable at March 30, 2013 and March 31, 2012 consist of the following:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)

Customer trade receivables	$4,884	$5,135
Other receivables	1,755	1,965

	$6,639	$7,100

Schedule of Continuity of Allowance for Doubtful Accounts

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 27, 2010	$2,518
Additional provision recorded	247
Net write-offs	(283)

Balance March 26, 2011	2,482
Additional provision recorded	231
Net write-offs	(248)

Balance March 31, 2012	2,465
Reduction in provision recorded	(23)
Net write-offs	(333)

Balance March 30, 2013	$2,109